Accounts Payable and Accrued Liabilities	3 Months Ended	12 Months Ended
	Sep. 30, 2017	Mar. 31, 2017
Notes
Accounts Payable and Accrued Liabilities

ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

	As at September 30, 2017	As at March 31, 2017
	$	$
Accounts payable	624,613	866,188
Accrued liabilities	138,191	271,266
	762,804	1,137,454

Accounts payable as at September 30, 2017, and March 31, 2017 include $146,185 and $195,081, respectively, due to a shareholder and executive of the Company, primarily as a result of bonus and allowance compensation payable in that individual’s capacity as an employee.

ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

	As at March 31, 2017	As at March 31, 2016	As at December 31, 2016	As at December 31, 2015
	$	$	$	$
Trade accounts payable	866,188	295,203	823,595	274,055
Accrued liabilities	271,266	168,125	337,400	139,218
Advances from investors	-	-	155,000	-
Due from related parties	-	53,606	-	-
	1,137,454	516,934	1,315,995	413,273

Trade accounts payable as at March 31, 2017 and 2016, and December 31, 2016 and 2015 include $nil, $112,047, $100,292, and $71,190, respectively, due to an entity owned by a shareholder and executive of the Company.  The payable balances arose primarily due to consulting charges. Additionally, accrued liabilities as at March 31, 2017 and 2016, and December 31, 2016 and 2015 include $7,500, $nil, $171,902, and $nil, respectively due to the same shareholder and executive of the Company in his capacity as an employee of the Company.

Advances from investors as at December 31, 2016 represented funds received from investors prior to December 31, 2016 in connection with the Bridge Notes offering for which final subscriptions were not executed at December 31, 2016.  Subsequent to December 31, 2016, this amount formed part of the additional $225,000 in convertible notes that consummated the convertible notes offering (see Note 5).

Amounts due from related parties are unsecured, non-interest bearing and due on demand.